LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of the undiscounted future minimum payments under the Group's operating lease liabilities and reconciliation to the operating lease liabilities recognized on the condensed consolidated balance sheet

	As of December 31, 2025
	RMB	US$

	(in thousands)
2026	2,222	318
2027	2,222	318
2028	2,222	318
2029	2,222	318
2030 and thereafter	4,367	624
Total lease payments	13,255	1,896
Less: Imputed interest	(1,881)	(269)
Present value of lease liabilities	11,374	1,627